Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of carrying amounts financial instrument category

	As of December 31, 2024		As of December 31, 2023
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	3,844,406	-	282,032	-
Marketable securities and investments in other companies	822,287	-	3,314,469	-
Derivatives designated as hedges	7,232,588	30,060,601	3,844,149	29,981,745
Total others financial assets	11,899,281	30,060,601	7,440,650	29,981,745
Trade and other current receivables	506,711,173	5,966,414	446,486,753	3,313,742
Accounts receivable from related parties	15,501,990	844,344	9,040,528	42,506
Total accounts receivables	522,213,163	6,810,758	455,527,281	3,356,248
Sub-Total financial assets	534,112,444	36,871,359	462,967,931	33,337,993
Cash and cash equivalents	707,122,815	-	618,154,016	-
Total financial assets	1,241,235,259	36,871,359	1,081,121,947	33,337,993
Bank borrowings	41,257,611	166,647,324	24,494,870	174,074,170
Bond payable	98,433,154	1,059,003,920	38,650,859	1,050,838,488
Deposits for return of bottles and containers	11,772,459	-	11,774,922	-
Put option liability (1)	-	-	28,554,669	-
Total financial liabilities measured at amortized cost	151,463,224	1,225,651,244	103,475,320	1,224,912,658
Derivatives not designated as hedges	652,079	-	468,541	-
Derivatives designated as hedges	4,086,699	8,580,478	3,207,739	9,333,449
Total financial derivative liabilities	4,738,778	8,580,478	3,676,280	9,333,449
Total others financial liabilities (*)	156,202,002	1,234,231,722	107,151,600	1,234,246,107
Lease Liabilities	9,451,551	39,782,317	7,142,360	34,061,739
Total lease liabilities (**)	9,451,551	39,782,317	7,142,360	34,061,739
Trade and other current payables	514,887,185	45,275	434,974,163	88,596
Accounts payable to related parties	36,417,518	-	55,140,630	536,083
Total commercial obligations and other accounts payables	551,304,703	45,275	490,114,793	624,679
Total financial liabilities	716,958,256	1,274,059,314	604,408,753	1,268,932,525

(1)	See Note 1 - General information, letter C), number (4).
(*)	See Note 21 - Other financial liabilities.
(**)	See Note 22 - Lease liabilities.

Schedule of financial assets and liabilities

	As of December 31, 2024		As of December 31, 2023
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	3,844,406	3,844,406	282,032	282,032
Marketable securities and investments in other companies	822,287	822,287	3,314,469	3,314,469
Derivatives designated as hedges	37,293,189	37,293,189	33,825,894	33,825,894
Total others financial assets	41,959,882	41,959,882	37,422,395	37,422,395
Trade and other current receivables	512,677,587	512,677,587	449,800,495	449,800,495
Accounts receivable from related parties	16,346,334	16,346,334	9,083,034	9,083,034
Total accounts receivables	529,023,921	529,023,921	458,883,529	458,883,529
Sub-Total financial assets	570,983,803	570,983,803	496,305,924	496,305,924
Cash and cash equivalents	707,122,815	707,122,815	618,154,016	618,154,016
Total financial assets	1,278,106,618	1,278,106,618	1,114,459,940	1,114,459,940
Bank borrowings	207,904,935	215,234,323	198,569,040	202,837,636
Bond payable	1,157,437,074	1,065,681,949	1,089,489,347	963,749,615
Deposits for return of bottles and containers	11,772,459	11,772,459	11,774,922	11,774,922
Put option liability (1)	-	-	28,554,669	28,554,669
Total financial liabilities measured at amortized cost	1,377,114,468	1,292,688,731	1,328,387,978	1,206,916,842
Derivatives not designated as hedges	652,079	652,079	468,541	468,541
Derivatives designated as hedges	12,667,177	12,667,177	12,541,188	12,541,188
Total financial derivative liabilities	13,319,256	13,319,256	13,009,729	13,009,729
Total others financial liabilities (*)	1,390,433,724	1,306,007,987	1,341,397,707	1,219,926,571
Lease Liabilities	49,233,868	49,233,868	41,204,099	41,204,099
Total lease liabilities (**)	49,233,868	49,233,868	41,204,099	41,204,099
Trade and other current payables	514,932,460	514,932,460	435,062,759	435,062,759
Accounts payable to related parties	36,417,518	36,417,518	55,676,713	55,676,713
Total commercial obligations and other accounts payables	551,349,978	551,349,978	490,739,472	490,739,472
Total financial liabilities	1,991,017,570	1,906,591,833	1,873,341,278	1,751,870,142

(1)	See Note 1 - General information, letter C), number (4).
(*)	See Note 21 - Other financial liabilities.
(**)	See Note 22 - Lease liabilities.

Schedule of financial instruments by category

As of December 31, 2024	Fair value with changes in income	Financial assets measured at amortized cost	Fair value with changes in comprehension income	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivatives not designated as hedges	3,844,406	-	-	3,844,406
Marketable securities and investments in other companies	822,287	-	-	822,287
Derivatives designated as hedges	-	-	37,293,189	37,293,189
Total others financial assets	4,666,693	-	37,293,189	41,959,882
Cash and cash equivalents	-	707,122,815	-	707,122,815
Trade and other receivables	-	512,677,587	-	512,677,587
Accounts receivable from related parties	-	16,346,334	-	16,346,334
Total financial assets	4,666,693	1,236,146,736	37,293,189	1,278,106,618

As of December 31, 2024	Fair value with changes in income	Fair value with changes in comprehension income	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	207,904,935	207,904,935
Bond payable	-	-	1,157,437,074	1,157,437,074
Deposits for return of bottles and containers	-	-	11,772,459	11,772,459
Derivatives not designated as hedges	652,079	-	-	652,079
Derivatives designated as hedges	-	12,667,177	-	12,667,177
Total Others financial liabilities	652,079	12,667,177	1,377,114,468	1,390,433,724
Lease liabilities	-	-	49,233,868	49,233,868
Trade and other current payables	-	-	514,932,460	514,932,460
Accounts payable to related parties	-	-	36,417,518	36,417,518
Total financial liabilities	652,079	12,667,177	1,977,698,314	1,991,017,570

As of December 31, 2023	Fair value with changes in income	Financial assets measured at amortized cost	Fair value with changes in comprehension income	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivatives not designated as hedges	282,032	-	-	282,032
Marketable securities and investments in other companies	3,314,469	-	-	3,314,469
Derivatives designated as hedges	-	-	33,825,894	33,825,894
Total others financial assets	3,596,501	-	33,825,894	37,422,395
Cash and cash equivalents	-	618,154,016	-	618,154,016
Trade and other receivables	-	449,800,495	-	449,800,495
Accounts receivable from related parties	-	9,083,034	-	9,083,034
Total financial assets	3,596,501	1,077,037,545	33,825,894	1,114,459,940

As of December 31, 2023	Fair value with changes in income	Fair value with changes in comprehension income	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	198,569,040	198,569,040
Bond payable	-	-	1,089,489,347	1,089,489,347
Deposits for return of bottles and containers	-	-	11,774,922	11,774,922
Derivatives not designated as hedges	468,541	-	-	468,541
Derivatives designated as hedges	-	12,541,188	-	12,541,188
Put option liability	-	-	28,554,669	28,554,669
Total Others financial liabilities	468,541	12,541,188	1,328,387,978	1,341,397,707
Lease liabilities	-	-	41,204,099	41,204,099
Trade and other current payables	-	-	435,062,759	435,062,759
Accounts payable to related parties	-	-	55,676,713	55,676,713
Total financial liabilities	468,541	12,541,188	1,860,331,549	1,873,341,278

Schedule of derivative instruments

	As of December 31, 2024				As of December 31, 2023
	Number of agreements	Nominal amounts thousand	Asset	Liability	Number of agreements	Nominal amounts thousand	Asset	Liability
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency swaps UF/CLP	2	3,500	36,218,088	11,237,316	2	4,625	32,586,117	12,129,230
Less than a year	-	-	6,157,487	2,656,838	-	-	3,844,149	2,795,781
Between 1 and 5 years	2	3,500	11,634,471	8,580,478	2	4,625	15,028,294	9,333,449
More than 5 years	-	-	18,426,130	-	-	-	13,713,674	-
Cross currency swaps UF/EURO	1	296	1,075,101	-	1	296	1,059,999	49,840
Less than a year	1	296	1,075,101	-	-	-	-	49,840
Between 1 and 5 years	-	-	-	-	1	296	1,059,999	-
Cross currency swaps UF/USD	1	479	-	1,429,861	1	479	179,778	362,118
Less than a year	1	479	-	1,429,861	-	-	-	362,118
Between 1 and 5 years	-	-	-	-	1	479	179,778	-
Subtotal hedging derivatives	4		37,293,189	12,667,177	4		33,825,894	12,541,188
Forwards USD	24	156,838	3,783,635	531,473	22	141,145	252,476	408,679
Less than a year	24	156,838	3,783,635	531,473	22	141,145	252,476	408,679
Forwards Euro	9	12,876	26,092	103,889	6	6,275	3,553	34,468
Less than a year	9	12,876	26,092	103,889	6	6,275	3,553	34,468
Forwards CAD	1	1,830	-	7,347	2	2,000	-	25,394
Less than a year	1	1,830	-	7,347	2	2,000	-	25,394
Forwards GBP	7	1,192	33,795	9,370	3	752	26,003	-
Less than a year	7	1,192	33,795	9,370	3	752	26,003	-
Forwards CHF	1	140	884	-	-	-	-	-
Less than a year	1	140	884	-	-	-	-	-
Subtotal derivatives with effects on income	42		3,844,406	652,079	33		282,032	468,541
Total instruments	46		41,137,595	13,319,256	37		34,107,926	13,009,729

Schedule of cash flow hedges associated with obligations

As of December 31, 2024
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	83,301,885	CLP	76,113,071	7,188,814	03-15-2032
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	71,789,705	CLP	53,997,747	17,791,958	06-01-2027
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	18,426,380	USD	19,856,241	(1,429,861)	06-01-2025
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	11,404,060	EUR	10,328,959	1,075,101	06-02-2025

As of December 31, 2023
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	81,405,269	CLP	79,820,831	1,584,438	03-15-2032
Banco Santander - Chile	Flow by exchange rate on bonds payable	UF	94,104,646	CLP	75,232,197	18,872,449	06-01-2027
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	17,020,211	USD	17,202,551	(182,340)	06-01-2025
Scotiabank Chile	Flow by exchange rate on bonds payable	UF	10,558,552	EUR	9,548,393	1,010,159	06-02-2025

Schedule of fair value of financial instruments recorded at fair value consolidated financial statements

As of December 31, 2024	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	3,844,406	-	3,844,406	-
Marketable securities and investments in other companies	822,287	822,287	-	-
Derivatives designated as hedges	37,293,189	-	37,293,189	-
Total others financial assets	41,959,882	822,287	41,137,595	-
Derivatives not designated as hedges	652,079	-	652,079	-
Derivative designated as hedges	12,667,177	-	12,667,177	-
Total financial derivative liabilities	13,319,256	-	13,319,256	-

As of December 31, 2023	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivatives not designated as hedges	282,032	-	282,032	-
Marketable securities and investments in other companies	3,314,469	3,314,469	-	-
Derivatives designated as hedges	33,825,894	-	33,825,894	-
Total others financial assets	37,422,395	3,314,469	34,107,926	-
Derivatives not designated as hedges	468,541	-	468,541	-
Derivative designated as hedges	12,541,188	-	12,541,188	-
Total financial derivative liabilities	13,009,729	-	13,009,729	-